FIRST HORIZON NATIONAL CORPORATION

Clyde A. Billings, Jr.

Senior Vice President,

Assistant General Counsel

and Corporate Secretary

February 24, 2015	VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: First Horizon National Corporation (“Company”) Annual Report on Form 10-K

      Commission File No. 001-15185; CIK No. 0000036966

Ladies and Gentlemen:

Enclosed for filing, via EDGAR, is the Company's Annual Report on Form 10-K for the fiscal year ended December 31, 2014, including all exhibits and attachments to be filed therewith. All required manual signatures are on file with the Company.

The financial statements and related materials contained in the Company’s 2014 Annual Report to its shareholders, which are filed as Exhibit 13 to the Form 10-K, do not reflect any material change from the preceding year in any accounting principles or practices or in the method of applying such principles or practices except for changes noted in Note 1 to the financial statements under the caption “Summary of Accounting Changes,” including changes made in response to:

•	FASB Accounting Standards Update 2013-11, “Income Taxes: Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists.” (ASU 2013-11).

No filing fee is required.

Sincerely,

/s/ Clyde A. Billings, Jr.

    Clyde A. Billings, Jr.